Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Jul. 01, 2016	Jul. 03, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	$ 114
Foreign exchange contracts	23	$ 31
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	2,200	135
Short-term investments	227	262
Long-term investments	119	328
Total assets at fair value	2,743	725
Total liabilities fair value	178	31
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	2,199	135
Short-term investments	0	0
Long-term investments	2	0
Total assets at fair value	2,201	135
Total liabilities fair value	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	1	0
Short-term investments	227	262
Long-term investments	117	328
Total assets at fair value	471	590
Total liabilities fair value	23	31
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	0	0
Short-term investments	0	0
Long-term investments	0	0
Total assets at fair value	71	0
Total liabilities fair value	155	0
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	126
Foreign exchange contracts	23	31
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0
Foreign exchange contracts	0	0
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	126
Foreign exchange contracts	23	31
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0
Foreign exchange contracts	0	0
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	2,199	135
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	2,199	135
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	0	0
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	0	0
Fair Value, Measurements, Recurring [Member] | Corporate note and bond securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	8
Long-term investments	89
Fair Value, Measurements, Recurring [Member] | Corporate note and bond securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0
Long-term investments	0
Fair Value, Measurements, Recurring [Member] | Corporate note and bond securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	8
Long-term investments	89
Fair Value, Measurements, Recurring [Member] | Corporate note and bond securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0
Long-term investments	0
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	11
Long-term investments	11
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0
Long-term investments	0
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	11
Long-term investments	11
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0
Long-term investments	0
Fair Value, Measurements, Recurring [Member] | Municipal notes and bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	6
Long-term investments	6
Fair Value, Measurements, Recurring [Member] | Municipal notes and bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0
Long-term investments	0
Fair Value, Measurements, Recurring [Member] | Municipal notes and bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	6
Long-term investments	6
Fair Value, Measurements, Recurring [Member] | Municipal notes and bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0
Long-term investments	0
Fair Value, Measurements, Recurring [Member] | U.S. Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		50
Long-term investments	2	237
Fair Value, Measurements, Recurring [Member] | U.S. Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		0
Long-term investments	2	0
Fair Value, Measurements, Recurring [Member] | U.S. Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		50
Long-term investments	0	237
Fair Value, Measurements, Recurring [Member] | U.S. Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		0
Long-term investments	0	0
Fair Value, Measurements, Recurring [Member] | U.S. Government Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		4
Long-term investments	10	91
Fair Value, Measurements, Recurring [Member] | U.S. Government Agency Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		0
Long-term investments	0	0
Fair Value, Measurements, Recurring [Member] | U.S. Government Agency Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		4
Long-term investments	10	91
Fair Value, Measurements, Recurring [Member] | U.S. Government Agency Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		0
Long-term investments	0	0
Fair Value, Measurements, Recurring [Member] | Foreign Government Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	1
Fair Value, Measurements, Recurring [Member] | Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	0
Fair Value, Measurements, Recurring [Member] | Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	1
Fair Value, Measurements, Recurring [Member] | Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	0
Fair Value, Measurements, Recurring [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		109
Fair Value, Measurements, Recurring [Member] | Commercial Paper [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		0
Fair Value, Measurements, Recurring [Member] | Commercial Paper [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		109
Fair Value, Measurements, Recurring [Member] | Commercial Paper [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		0
Fair Value, Measurements, Recurring [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	1
Short-term investments	202	99
Fair Value, Measurements, Recurring [Member] | Certificates of Deposit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	0
Short-term investments	0	0
Fair Value, Measurements, Recurring [Member] | Certificates of Deposit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	1
Short-term investments	202	99
Fair Value, Measurements, Recurring [Member] | Certificates of Deposit [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	0
Short-term investments	0	$ 0
Fair Value, Measurements, Recurring [Member] | Hedging Activities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	71
Fair Value, Measurements, Recurring [Member] | Hedging Activities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0
Fair Value, Measurements, Recurring [Member] | Hedging Activities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0
Fair Value, Measurements, Recurring [Member] | Hedging Activities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	71
Fair Value, Measurements, Recurring [Member] | Note Conversion Options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	155
Fair Value, Measurements, Recurring [Member] | Note Conversion Options [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0
Fair Value, Measurements, Recurring [Member] | Note Conversion Options [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0
Fair Value, Measurements, Recurring [Member] | Note Conversion Options [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	$ 155